Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/23)(a)(b)	$75	$68,319
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	53	45,139
		113,458
Aerospace & Defense — 1.9%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	220	203,137
3.20%, 03/01/29 (Call 12/01/28)	100	91,407
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/23)(a)(b)	122	121,999
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	200	194,334
3.63%, 04/01/30 (Call 01/01/30)	100	96,465
Lockheed Martin Corp.
3.90%, 06/15/32 (Call 03/15/32)(b)	115	111,683
5.10%, 11/15/27 (Call 10/15/27)	200	207,708
5.25%, 01/15/33 (Call 10/15/32)	110	117,411
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/23)	115	113,566
7.50%, 03/15/27 (Call 03/15/23)	50	50,382
		1,308,092
Agriculture — 2.9%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	220	171,281
4.40%, 02/14/26 (Call 12/14/25)(b)	155	154,335
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	99	85,091
2.79%, 09/06/24 (Call 08/06/24)	100	96,774
4.74%, 03/16/32 (Call 12/16/31)	140	129,318
4.91%, 04/02/30 (Call 01/02/30)	29	27,435
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	400	361,056
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	138	127,239
2.75%, 05/14/31 (Call 02/14/31)(b)	45	38,564
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(b)	340	273,751
3.25%, 11/10/24	200	194,916
5.13%, 11/15/24	130	130,944
5.75%, 11/17/32 (Call 08/17/32)	200	210,610
		2,001,314
Airlines — 0.8%
American Airlines Inc., 11.75%, 07/15/25(a)	85	94,663
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	90	88,263
5.75%, 04/20/29(a)	165	159,733
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	75	71,244
4.63%, 04/15/29 (Call 10/15/25)(a)	160	145,989
		559,892
Auto Manufacturers — 2.0%
American Honda Finance Corp., 1.20%, 07/08/25	250	230,562
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (Call 06/01/26)	120	114,011
5.11%, 05/03/29 (Call 02/03/29)(b)	120	113,698
7.35%, 11/04/27 (Call 10/04/27)	100	104,872
General Motors Financial Co. Inc.
1.20%, 10/15/24	150	140,239
2.40%, 10/15/28 (Call 08/15/28)	100	85,708
Security	Par (000)	Value

Auto Manufacturers (continued)
3.80%, 04/07/25(b)	$95	$92,291
Toyota Motor Credit Corp.
1.90%, 01/13/27	330	300,637
3.65%, 08/18/25	170	166,333
3.95%, 06/30/25	10	9,871
		1,358,222
Auto Parts & Equipment — 0.0%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	31,460

Banks — 24.3%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(c)	200	175,214
1.85%, 03/25/26	210	189,147
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(c)	115	109,004
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(c)	163	152,118
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(c)	100	91,575
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(c)	450	403,182
2.09%, 06/14/29 (Call 06/14/28), (1 day SOFR + 1.060%)(c)	100	87,065
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	125	106,469
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	150	143,639
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(c)	50	49,118
4.25%, 10/22/26	220	215,908
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(c)	120	115,990
4.83%, 07/22/26 (Call 07/22/25)(c)	75	74,819
4.95%, 07/22/28 (Call 07/22/27)(c)	45	45,113
6.20%, 11/10/28 (Call 11/10/27)(c)	75	79,098
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1 day SOFR + 1.220%)(c)	100	84,311
Bank of Montreal
1.25%, 09/15/26	60	53,282
3.70%, 06/07/25	120	117,194
Series H, 4.70%, 09/14/27 (Call 08/14/27)(b)	100	100,262
Bank of New York Mellon Corp. (The)
4.41%, 07/24/26 (Call 07/24/25)(c)	35	34,760
4.54%, 02/01/29	40	39,974
4.60%, 07/26/30 (Call 07/26/29)(c)	50	50,119
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	264,170
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(c)	200	179,136
5.30%, 08/09/26 (Call 08/09/25)(c)	200	200,816
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25	170	161,685
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (1 day SOFR + 0.686%)(c)	530	512,314
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(c)	90	85,217
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(c)	150	133,580
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(c)	120	99,997
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	225	220,091
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(c)	60	54,272
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	50	47,060
4.60%, 03/09/26	100	99,398
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	235,100
Deutsche Bank AG, 6.12%, 07/14/26 (Call 07/14/25)(c)	150	152,015
Deutsche Bank AG/New York NY, 2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(c)	300	267,810
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(c)	55	49,574

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(c)	$105	$96,212
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(c)	50	44,756
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(c)	300	268,461
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(c)	145	118,770
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(c)	45	37,648
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(c)	50	42,835
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	115	111,474
3.50%, 01/23/25 (Call 10/23/24)	265	258,192
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(c)	100	95,212
3.75%, 02/25/26 (Call 11/25/25)	194	189,497
3.85%, 01/26/27 (Call 01/26/26)	120	116,080
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(c)	400	381,276
4.76%, 03/29/33 (Call 03/29/32), (1 day SOFR + 2.530%)(c)	200	184,388
5.21%, 08/11/28 (Call 08/11/27)(c)	400	401,936
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27)(c)	250	245,947
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(c)	200	194,492
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(c)	100	79,418
4.95%, 06/01/42 (Call 06/01/41)(a)(c)	50	36,258
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(c)	315	282,231
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(c)	120	112,375
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(c)	96	90,279
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(c)	49	46,018
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(b)(c)	78	74,307
2.95%, 10/01/26 (Call 07/01/26)	151	143,826
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	62	60,663
3.85%, 06/14/25 (Call 06/14/24)(c)	58	57,037
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(c)	300	294,708
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(c)	120	116,490
4.85%, 07/25/28 (Call 07/25/27)(c)	225	224,962
Lloyds Banking Group PLC, 4.72%, 08/11/26 (Call 08/11/25)(c)	400	394,484
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26)(c)	360	317,552
2.80%, 07/18/24	200	193,986
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (1 day SOFR + 1.252%)(c)	280	274,593
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(c)	300	288,213
Morgan Stanley
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(c)	170	152,709
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(b)(c)	110	103,343
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(c)	105	85,227
2.94%, 01/21/33 (Call 01/21/32), (1 day SOFR + 1.290%)(c)	260	221,658
3.13%, 07/27/26	85	80,589
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(c)	300	294,561
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(c)	70	64,341
3.88%, 01/27/26	100	97,696
4.68%, 07/17/26 (Call 07/17/25)(c)	110	109,107
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(c)	195	180,933
NatWest Group PLC, 3.07%, 05/22/28 (Call 05/22/27)(c)	200	184,836
Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29 (Call 01/23/29)	$100	$94,727
5.67%, 10/28/25 (Call 10/28/24)(c)	95	96,188
Royal Bank of Canada
0.75%, 10/07/24	50	46,864
1.20%, 04/27/26	75	67,622
2.05%, 01/21/27	100	91,387
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	85	81,420
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(c)	330	312,751
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	500	459,130
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	266,484
3.77%, 06/06/25	100	97,919
4.69%, 09/15/27	100	100,562
Truist Financial Corp., 1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(c)	192	173,762
U.S. Bancorp, 4.65%, 02/01/29 (Call 02/01/28)(c)	40	39,993
U.S. Bancorp.
4.55%, 07/22/28 (Call 07/22/27)(c)	170	169,602
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	95,562
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29)(a)(c)	200	194,530
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	150	141,531
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(c)	205	194,869
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(c)	500	488,345
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(c)	160	155,784
4.54%, 08/15/26 (Call 08/15/25)(c)	150	148,551
4.81%, 07/25/28 (Call 07/25/27)(c)	170	169,670
Westpac Banking Corp., 3.74%, 08/26/25	195	191,252
		16,607,677
Beverages — 1.6%
Coca-Cola Co. (The), 1.45%, 06/01/27	250	225,417
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	200	179,068
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	44,220
3.70%, 12/06/26 (Call 09/06/26)	5	4,838
4.35%, 05/09/27 (Call 04/09/27)	50	49,395
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	200	184,412
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	196	188,644
PepsiCo Inc.
2.75%, 03/19/30 (Call 12/19/29)	50	45,494
3.60%, 02/18/28 (Call 01/18/28)	140	136,811
3.90%, 07/18/32 (Call 04/18/32)	60	58,625
		1,116,924
Biotechnology — 0.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	150	141,606
3.35%, 02/22/32 (Call 11/22/31)	55	49,816
4.05%, 08/18/29 (Call 06/18/29)	25	24,169
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	200	196,288
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)(b)	190	153,239
		565,118
Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	57	54,119
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	50	43,459
		97,578

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.1%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	$100	$92,735
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	65	64,314
Cabot Corp., 5.00%, 06/30/32 (Call 03/30/32)	5	4,874
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	23,149
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	100	93,421
2.30%, 07/15/30 (Call 04/15/30)	200	173,382
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	30	28,503
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	90,042
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	150	128,312
3.13%, 06/01/24 (Call 04/01/24)	55	53,767
		752,499
Commercial Services — 1.6%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	35,653
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	141	123,766
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)(b)	30	29,229
3.70%, 04/01/27 (Call 01/01/27)	14	13,653
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	63	61,310
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/24)(a)(b)	220	208,624
Quanta Services Inc.
0.95%, 10/01/24 (Call 03/03/23)	80	74,422
2.35%, 01/15/32 (Call 10/15/31)	35	27,994
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	65	60,417
2.90%, 03/01/32 (Call 12/01/31)(a)	180	159,417
2.95%, 01/22/27 (Call 10/22/26)(b)	105	100,043
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	203,665
		1,098,193
Computers — 2.7%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	500	465,800
1.40%, 08/05/28 (Call 06/05/28)	50	43,423
3.35%, 08/08/32 (Call 05/08/32)(b)	150	140,139
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	105	103,671
6.20%, 07/15/30 (Call 04/15/30)	50	52,770
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	150	133,530
2.20%, 03/15/31 (Call 12/15/30)	40	32,839
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	150	134,289
4.00%, 07/27/25	395	390,082
4.15%, 07/27/27 (Call 06/27/27)	270	267,740
4.40%, 07/27/32 (Call 04/27/32)	100	98,377
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	10	8,082
		1,870,742
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	90	84,540
Coty Inc., 6.50%, 04/15/26 (Call 04/15/23)(a)(b)	85	83,810
Procter & Gamble Co. (The), 2.30%, 02/01/32	50	43,876
		212,226
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	250	224,417
3.00%, 10/29/28 (Call 08/29/28)	150	131,951
Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/15/27 (Call 08/15/27)	$150	$144,640
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	100,212
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	150	142,761
3.95%, 08/01/25 (Call 07/01/25)	70	68,977
4.05%, 05/03/29 (Call 03/03/29)	38	37,133
Capital One Financial Corp.
3.27%, 03/01/30 (Call 03/01/29), (1 day SOFR + 1.790%)(c)	50	44,466
3.90%, 01/29/24 (Call 12/29/23)	160	158,219
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	195	175,243
2.45%, 03/03/27 (Call 02/03/27)(b)	100	93,040
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	40	39,270
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	27,505
3.75%, 12/01/25 (Call 09/01/25)	100	98,328
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(a)(b)	125	111,864
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	33,533
3.30%, 03/26/27 (Call 01/26/27)	100	97,186
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)	112	96,980
Nomura Holdings Inc., 1.85%, 07/16/25	200	184,080
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/23)(a)	100	101,063
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	100	94,747
		2,205,615
Electric — 4.2%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	50	45,047
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	40,360
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	96,271
American Electric Power Co. Inc., 2.03%, 03/15/24	50	48,327
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	15	11,906
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	75	60,304
4.05%, 04/15/25 (Call 03/15/25)	60	59,278
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	48,550
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	20	17,139
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(b)	25	21,376
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	28,170
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	29,056
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	46,851
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	71,050
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	130	124,149
4.95%, 01/15/33	20	20,537
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	10	9,738
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	130	110,587
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	20	18,337
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	33,084
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	65,662
Exelon Corp.
3.35%, 03/15/32	20	18,060
3.40%, 04/15/26 (Call 01/15/26)	70	67,281
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	60	51,817
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,954
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	22,330
3.70%, 03/15/29 (Call 12/15/28)	40	37,768

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.15%, 12/15/32 (Call 09/15/32)	$15	$14,401
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	135,439
3.55%, 05/01/27 (Call 02/01/27)	84	80,637
NRG Energy Inc., 5.25%, 06/15/29 (Call 06/15/24)(a)	43	38,823
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	50	48,943
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	36,361
3.00%, 06/15/28 (Call 04/15/28)(b)	55	49,268
3.15%, 01/01/26	20	18,936
3.25%, 06/01/31 (Call 03/01/31)	20	16,959
4.55%, 07/01/30 (Call 01/01/30)	40	37,313
PG&E Corp., 5.25%, 07/01/30 (Call 06/15/25)(b)	200	184,292
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	30	28,870
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	16,979
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)(b)	60	49,709
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	50	45,310
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	16,053
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,817
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	46,917
Sempra Energy, 3.40%, 02/01/28 (Call 10/01/27)	50	47,421
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	50	47,845
2.75%, 02/01/32 (Call 11/01/31)	30	25,964
2.85%, 08/01/29 (Call 05/01/29)	25	22,365
Southern Co. (The)
5.11%, 08/01/27	50	50,729
5.70%, 10/15/32 (Call 04/15/32)	30	31,998
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	74,293
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)(b)	90	81,931
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	40	32,916
2.95%, 06/15/27 (Call 03/15/27)	40	38,044
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	126,753
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 07/31/23)(a)	20	18,812
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	40	40,782
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	40	38,168
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	80	72,003
4.60%, 06/01/32 (Call 12/01/31)	10	9,901
		2,846,941
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31 (Call 09/21/31)	100	83,454

Electronics — 0.8%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	85	71,379
3.05%, 09/22/26 (Call 06/22/26)	150	142,045
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	25	24,182
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	40	37,904
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	100	97,904
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	50	49,239
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	67,754
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	$65	$65,118
		555,525
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	98,249

Entertainment — 0.1%
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)	76	71,100

Environmental Control — 0.2%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	75	71,579
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	40	37,573
		109,152
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/24)(a)	40	37,969
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	200	184,348
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	150	147,286
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	400	393,940
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	150	149,604
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	200	190,406
3.88%, 05/15/27 (Call 02/15/27)(b)	165	160,715
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	100	92,784
		1,357,052
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	76	71,625
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	50	48,196
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	15	12,174
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	140	127,709
1.70%, 02/15/31 (Call 11/15/30)	30	23,861
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	70	66,248
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	32,259
		382,072
Health Care - Products — 0.2%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	150	124,041

Health Care - Services — 2.5%
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	120	101,096
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(b)	110	100,285
3.65%, 12/01/27 (Call 09/01/27)	100	96,495
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	120	109,985
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	35	31,376
3.63%, 03/15/32 (Call 12/15/31)(a)	100	88,614
5.25%, 04/15/25	5	5,005
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	40	37,689
4.50%, 04/01/25 (Call 03/01/25)	100	99,557
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	65	58,510
Molina Healthcare Inc., 3.88%, 05/15/32 (Call 02/15/32)(a)(b)	150	125,820
Tenet Healthcare Corp., 6.13%, 10/01/28 (Call 10/01/23)(b)	99	92,200
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	50	45,298
2.30%, 05/15/31 (Call 02/15/31)	50	43,006
3.10%, 03/15/26	235	227,323

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.00%, 05/15/29 (Call 03/15/29)	$100	$98,032
4.20%, 05/15/32 (Call 02/15/32)	50	49,283
5.30%, 02/15/30 (Call 12/15/29)	300	314,934
		1,724,508
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	68	59,480
2.88%, 06/15/28 (Call 04/15/28)	95	80,208
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/23/26)	30	26,521
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	21,505
2.70%, 01/15/25 (Call 11/15/24)	60	56,144
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	19	15,548
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	51,866
3.40%, 01/15/26 (Call 12/15/25)	40	36,552
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	20	17,549
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	100	87,154
6.38%, 12/15/25 (Call 03/03/23)	41	40,646
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	50	40,299
		533,472
Home Builders — 0.1%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	65,570

Insurance — 1.6%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	102	96,811
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	44,341
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	15	13,733
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	105	81,378
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	30	25,417
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)	690	578,599
4.38%, 03/15/29 (Call 12/15/28)	60	59,415
Progressive Corp. (The)
2.50%, 03/15/27 (Call 02/15/27)	50	46,726
3.00%, 03/15/32 (Call 12/15/31)(b)	80	72,267
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	55	48,601
4.65%, 06/15/27 (Call 05/15/27)	50	49,497
		1,116,785
Internet — 0.9%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	200	193,386
Meta Platforms Inc.
3.50%, 08/15/27	90	86,394
3.85%, 08/15/32	25	23,280
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)(b)	77	78,079
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	35	30,105
5.25%, 04/01/25 (Call 01/01/25)	200	200,774
		612,018
Iron & Steel — 0.8%
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	140	145,006
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	91,641
2.15%, 08/15/30 (Call 05/15/30)	80	66,277
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	300	270,498
		573,422
Security	Par (000)	Value

Leisure Time — 0.6%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	$91	$82,825
10.50%, 06/01/30 (Call 06/01/25)(a)	43	41,437
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	100	86,497
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (Call 02/28/26)(a)	100	89,456
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	104	110,396
		410,611
Lodging — 0.6%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	85	76,632
3.70%, 01/15/31 (Call 10/15/30)	90	79,816
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30 (Call 01/15/25)	100	94,207
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	50	50,425
Sands China Ltd.
5.63%, 08/08/25 (Call 06/08/25)	75	74,467
5.90%, 08/08/28 (Call 05/08/28)(b)	50	49,213
		424,760
Machinery — 1.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	90	81,644
3.40%, 05/13/25	300	293,280
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	140	119,927
3.00%, 05/01/30 (Call 02/01/30)	180	160,380
John Deere Capital Corp.
2.45%, 01/09/30	50	44,479
3.40%, 06/06/25	190	185,495
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	89,822
		975,027
Manufacturing — 0.6%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	100	93,618
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	10	7,987
2.75%, 03/01/30 (Call 12/01/29)	34	29,379
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 03/03/23)	250	238,193
2.25%, 04/01/28 (Call 02/01/28)	30	26,650
		395,827
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.38%, 09/01/29 (Call 09/01/25)(a)	160	154,371
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	50	44,683
3.95%, 10/15/25 (Call 08/15/25)	150	147,975
CSC Holdings LLC, 7.50%, 04/01/28 (Call 04/01/23)(a)	100	73,054
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	144	130,429
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)	70	57,412
7.38%, 07/01/28 (Call 07/01/23)	70	50,326
7.75%, 07/01/26	139	112,761
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(b)	225	210,249
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	100	87,858
iHeartCommunications Inc., 8.38%, 05/01/27 (Call 05/01/23)(b)	49	43,838
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	90	81,031

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.63%, 07/15/27 (Call 07/15/23)(a)(b)	$55	$52,397
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	150	140,643
Univision Communications Inc.
6.63%, 06/01/27 (Call 06/01/23)(a)	85	83,279
7.38%, 06/30/30 (Call 06/30/25)(a)	41	40,193
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	200	167,964
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	100	82,634
		1,761,097
Mining — 0.2%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	45	42,806
FMG Resources August Pty. Ltd., 6.13%, 04/15/32 (Call 01/15/32)(a)	100	97,507
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,633
		154,946
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	100	90,014
4.25%, 04/01/28 (Call 10/01/23)	25	23,180
		113,194
Oil & Gas — 4.5%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)	160	146,686
Burlington Resources LLC, 7.40%, 12/01/31	300	355,536
Canadian Natural Resources Ltd., 2.05%, 07/15/25 (Call 06/15/25)	200	187,258
Chesapeake Energy Corp., 6.75%, 04/15/29 (Call 04/15/24)(a)	140	138,111
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	200	192,288
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	30	29,614
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	100	93,607
ConocoPhillips Co., 6.95%, 04/15/29	134	151,815
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	50	49,036
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	26	25,112
7.95%, 04/15/32	134	158,498
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	220	208,633
6.13%, 02/01/25 (Call 01/01/25)	25	25,283
7.00%, 02/01/30 (Call 11/01/29)	110	116,994
Exxon Mobil Corp.
2.61%, 10/15/30 (Call 07/15/30)	110	99,195
2.99%, 03/19/25 (Call 02/19/25)	100	97,273
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	53,891
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	99,881
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/23)	15	14,791
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)(b)	150	149,484
Occidental Petroleum Corp.
6.13%, 01/01/31 (Call 07/01/30)	150	156,808
8.88%, 07/15/30 (Call 01/15/30)	70	82,322
Ovintiv Inc., 7.20%, 11/01/31	10	10,913
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	45,255
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	185	196,196
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	38	39,679
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(b)	140	129,091
		3,053,250
Security	Par (000)	Value

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	$100	$91,098
3.14%, 11/07/29 (Call 08/07/29)	60	54,589
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/23)	80	77,623
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	27	27,217
		250,527
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27 (Call 08/15/23)(a)(b)	200	163,816

Pharmaceuticals — 3.7%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	144,561
3.20%, 11/21/29 (Call 08/21/29)	60	55,731
3.80%, 03/15/25 (Call 12/15/24)	400	392,528
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,803
3.45%, 12/15/27 (Call 09/15/27)	158	150,983
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/23)(a)(b)	67	35,334
Bausch Health Cos. Inc., 11.00%, 09/30/28(a)	63	49,325
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	155	154,668
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	100	90,801
1.45%, 11/13/30 (Call 08/13/30)	60	49,098
2.95%, 03/15/32 (Call 12/15/31)	200	181,286
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	100	95,325
Cigna Corp., 3.40%, 03/01/27 (Call 12/01/26)	200	191,466
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	142	123,101
1.88%, 02/28/31 (Call 11/28/30)	50	40,518
3.00%, 08/15/26 (Call 06/15/26)	150	141,864
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	200	182,710
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	49,496
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)	120	107,986
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	155	134,444
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	76,280
		2,544,308
Pipelines — 5.3%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	165	155,014
5.13%, 06/30/27 (Call 01/01/27)	230	231,707
5.88%, 03/31/25 (Call 10/02/24)	100	101,022
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	100	91,144
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)(b)	75	76,604
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	60	52,040
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	250	229,405
5.75%, 02/15/33	60	61,756
EQM Midstream Partners LP
7.50%, 06/01/27 (Call 06/01/24)(a)	80	80,221
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	80	79,868
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	44	43,438
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	75	70,730

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	$100	$89,741
5.20%, 06/01/33	45	44,862
7.75%, 01/15/32	30	34,965
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	140	127,441
2.65%, 08/15/30 (Call 05/15/30)	650	554,957
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	200	184,638
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	100	92,974
2.75%, 09/01/24 (Call 08/01/24)	190	183,303
6.10%, 11/15/32 (Call 08/15/32)	150	157,554
6.35%, 01/15/31 (Call 10/15/30).	105	111,771
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	50	44,970
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	240	241,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	120	112,835
6.50%, 07/15/27 (Call 07/15/23)	100	102,253
6.88%, 01/15/29 (Call 01/15/24)	121	124,024
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	85	76,644
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	25,414
4.65%, 08/15/32 (Call 05/15/32)	80	78,038
		3,660,768
Real Estate — 0.4%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	130	109,932
4.88%, 03/01/26 (Call 12/01/25)	150	149,620
		259,552
Real Estate Investment Trusts — 4.1%
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	60	53,123
3.38%, 05/15/24 (Call 04/15/24)	50	48,924
3.65%, 03/15/27 (Call 02/15/27)	20	19,033
4.00%, 06/01/25 (Call 03/01/25)	146	142,776
4.05%, 03/15/32 (Call 12/15/31)(b)	50	46,345
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	17,965
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	90	85,861
3.80%, 02/15/28 (Call 11/15/27)	12	11,454
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	40	36,800
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	85	81,654
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	175	173,682
5.75%, 06/01/28 (Call 03/03/28)	100	101,872
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	17,066
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/23)(a)(b)	90	85,565
5.63%, 07/15/32 (Call 07/15/26)(a)	150	135,375
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	97,308
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	100	76,350
Public Storage
1.95%, 11/09/28 (Call 09/09/28)	215	188,811
2.30%, 05/01/31 (Call 02/01/31)	280	238,924
3.39%, 05/01/29 (Call 02/01/29)	190	178,934
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	$100	$88,433
3.25%, 01/15/31 (Call 10/15/30)	50	45,188
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	30	25,623
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	130	126,324
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	250	172,900
VICI Properties LP
4.38%, 05/15/25	100	97,851
5.13%, 05/15/32 (Call 02/15/32)	100	96,248
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)	20	18,484
4.25%, 12/01/26 (Call 12/01/23)(a)	50	47,330
5.63%, 05/01/24 (Call 02/04/24)(a)	50	49,939
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	40	33,638
4.25%, 04/01/26 (Call 01/01/26)	50	49,056
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	90	84,904
		2,773,740
Retail — 2.6%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(a)	320	272,291
AutoZone Inc., 4.50%, 02/01/28	60	59,839
Bath & Body Works Inc., 6.63%, 10/01/30 (Call 10/01/25)(a)	78	76,219
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	30	25,394
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	150	137,701
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)(b)	315	296,220
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)	90	86,791
3.25%, 04/15/32 (Call 01/15/32)	50	45,987
Lowe’s Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	80	68,782
3.13%, 09/15/24 (Call 06/15/24)	150	146,073
3.35%, 04/01/27 (Call 03/01/27)	30	28,730
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	200	185,400
4.60%, 09/09/32 (Call 06/09/32)	105	106,067
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	91,637
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	150	140,610
		1,767,741
Semiconductors — 2.1%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(b)	100	95,649
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	34,799
2.10%, 10/01/31 (Call 07/01/31)	100	84,174
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	200	193,258
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	350	334,929
3.46%, 09/15/26 (Call 07/15/26)	110	105,149
4.00%, 04/15/29 (Call 02/15/29)(a)	195	182,532
4.15%, 04/15/32 (Call 01/15/32)(a)	60	54,799
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	200	195,836
Texas Instruments Inc.
1.90%, 09/15/31 (Call 06/15/31)	56	46,870
3.65%, 08/16/32 (Call 05/16/32)	100	96,027
		1,424,022
Software — 1.5%
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	81,674

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	$300	$283,026
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	78	64,370
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	130	118,572
2.88%, 03/25/31 (Call 12/25/30)	115	99,208
3.40%, 07/08/24 (Call 04/08/24)	150	146,953
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)(b)	136	119,332
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	34,260
VMware Inc.
1.00%, 08/15/24 (Call 03/03/23)	50	46,943
4.50%, 05/15/25 (Call 04/15/25)	30	29,735
		1,024,073
Telecommunications — 4.6%
AT&T Inc.
0.90%, 03/25/24 (Call 02/13/23)	200	191,230
2.30%, 06/01/27 (Call 04/01/27)(b)	210	191,793
4.30%, 02/15/30 (Call 11/15/29)	60	58,529
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	100	81,626
Embarq Corp., 8.00%, 06/01/36	50	24,095
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)	100	82,062
8.75%, 05/15/30 (Call 05/15/25)(a)	100	103,591
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	50	48,341
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	90	81,673
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 09/15/23)(a)	90	76,334
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	58	38,974
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	100	69,675
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	140	116,151
5.60%, 06/01/32 (Call 03/01/32)	160	162,648
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(a)	100	96,164
3.20%, 03/15/27 (Call 02/15/27)(a)(b)	55	51,756
3.80%, 03/15/32 (Call 12/15/31)(a)	50	44,997
Sprint Capital Corp.
6.88%, 11/15/28(b)	150	160,795
8.75%, 03/15/32	80	98,774
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	100	91,246
2.88%, 02/15/31 (Call 02/15/26)	292	249,908
3.50%, 04/15/25 (Call 03/15/25)	100	97,123
3.50%, 04/15/31 (Call 04/15/26)	88	78,899
5.20%, 01/15/33 (Call 10/15/32)	125	127,460
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(b)	100	80,513
3.00%, 03/22/27 (Call 01/22/27)	55	51,929
3.38%, 02/15/25	300	292,167
ViaSat Inc.
5.63%, 09/15/25 (Call 02/13/23)(a)	100	94,013
5.63%, 04/15/27 (Call 04/15/23)(a)	100	93,334
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100	85,250
		3,121,050
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	48,329
Security	Par (000)	Value

Transportation — 0.4%
Canadian National Railway Co., 3.85%, 08/05/32
(Call 05/05/32)	$100	$96,652
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	100	98,362
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	10	10,113
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	75	65,927
		271,054
Water — 0.0%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	25	24,913
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	5	4,160
		29,073

Total Corporate Bonds & Notes — 94.6%
(Cost: $66,423,921)	.	64,779,136

U.S. Government Agency Obligations

Mortgage-Backed Securities — 28.7%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	18	16,365
3.00%, 10/01/46	31	29,359
3.00%, 12/01/46	295	275,039
3.00%, 01/01/47	61	56,501
3.00%, 10/01/47	46	42,332
3.50%, 07/01/43	10	9,246
3.50%, 09/01/44	8	7,398
3.50%, 01/01/46	7	6,982
3.50%, 03/01/46	6	5,846
3.50%, 09/01/46	5	4,800
3.50%, 08/01/47	4	4,172
4.00%, 04/01/46	75	74,303
4.00%, 06/01/48	29	29,293
4.00%, 01/01/49	0	80
4.50%, 07/01/48	6	6,296
5.00%, 07/01/48	6	5,822
5.00%, 04/01/49	4	3,991
Federal National Mortgage Association
2.50%, 02/16/38	872	814,256
3.00%, 02/16/38	480	460,392
3.50%, 02/16/38	267	260,340
4.00%, 01/01/57	54	53,345
4.00%, 02/01/57	55	54,603
Government National Mortgage Association
2.00%, 02/21/53	50	43,205
2.50%, 12/20/46	89	80,505
2.50%, 08/20/50	187	167,966
2.50%, 09/20/50	185	166,537
2.50%, 02/21/53(d)	800	713,023
3.00%, 05/20/45	117	109,125
3.00%, 12/20/45	10	9,536
3.00%, 01/20/46	5	5,015
3.00%, 04/20/46	65	60,879
3.00%, 09/20/46	62	57,695
3.00%, 01/20/50	134	124,426
3.00%, 02/20/50	72	66,991
3.00%, 02/21/53(d)	675	620,051
3.50%, 10/20/42	82	79,451
3.50%, 04/20/45	24	23,638
3.50%, 04/20/46	38	36,149
3.50%, 04/20/48	485	466,551
3.50%, 02/21/53	75	70,909

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/45	$12	$12,009
4.00%, 09/20/46	4	4,208
4.00%, 06/20/47	125	123,034
4.00%, 11/20/47	34	33,626
4.00%, 05/15/48	27	27,302
4.00%, 02/21/53	327	318,027
4.50%, 10/20/46	6	5,564
4.50%, 02/21/53	200	199,187
5.00%, 02/21/53(d)	160	161,088
Uniform Mortgage-Backed Securities
1.50%, 02/16/38	452	400,402
2.00%, 12/01/35	76	69,087
2.00%, 02/16/38	733	666,255
2.00%, 02/13/53(d)	5,557	4,670,761
2.50%, 02/13/53(d)	3,587	3,140,411
3.00%, 07/01/46	140	130,415
3.00%, 10/01/46	306	284,008
3.00%, 12/01/47	77	71,730
3.00%, 11/01/48	119	110,574
3.00%, 02/25/52(d)	50	45,414
3.50%, 03/01/33	48	47,282
3.50%, 11/01/48	23	21,844
3.50%, 04/01/49	22	20,870
3.50%, 02/13/53(d)	1,675	1,570,735
4.00%, 06/01/33	23	22,390
4.00%, 07/01/33	9	9,166
4.00%, 12/01/33	33	32,338
4.00%, 02/16/38(d)	80	79,444
4.00%, 02/01/46	14	13,555
4.00%, 03/01/46	5	5,250
4.00%, 06/01/47	5	5,313
4.00%, 11/01/47	7	6,600
4.00%, 02/13/53(d)	678	654,694
4.50%, 10/01/47	5	4,907
4.50%, 07/01/48	2	2,218
4.50%, 12/01/48	16	15,963
4.50%, 02/13/53(d)	708	699,150
5.00%, 09/01/48	9	8,710
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/49	$12	$12,043
5.00%, 08/01/52	220	224,024
5.50%, 02/13/53(d)	525	533,490
6.00%, 02/01/49	58	61,952
		19,647,453

Total U.S. Government Agency Obligations — 28.7%
(Cost: $19,776,681)		19,647,453

Total Long-Term Investments — 123.3%
(Cost: $86,200,602)		84,426,589

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	6,621	6,624,846
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	100	100,000

Total Short-Term Securities — 9.8%
(Cost: $6,720,531)		6,724,846

Total Investments in Securities — 133.1%
(Cost: $92,921,133)		91,151,435

Liabilities in Excess of Other Assets — (33.1)%		(22,669,476)

Net Assets — 100.0%		$68,481,959

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,330,251	$—		$(709,780	)(a)	$287	$4,088	$6,624,846	6,621	$10,891	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	983		—
						$287	$4,088	$6,724,846		$11,874		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value /Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	8	03/31/23	$1,646	$(941)
U.S. 5 Year Treasury Note	26	03/31/23	2,846	39,772
				38,831
Short Contracts
U.S. 10 Year Treasury Note	(4)	03/22/23	459	(1,619)
U.S. 10 Year Ultra Bond	(16)	03/22/23	1,947	(42,891)
U.S. Long Bond	(17)	03/22/23	2,220	(67,864)
U.S. Ultra Bond	(29)	03/22/23	4,149	(213,328)
				(325,702)
				$(286,871)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$64,779,136	$—	$64,779,136
U.S. Government & Agency Obligations	—	19,647,453	—	19,647,453
Short-Term Securities
Money Market Funds	6,724,846	—	—	6,724,846
	$6,724,846	$84,426,589	$—	$91,151,435
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$39,772	$—	$—	$39,772
Liabilities
Interest Rate Contracts	(326,643)	—	—	(326,643)
	$(286,871)	$—	$—	(286,871)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2023

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate